Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Krane Shares Trust
Entity Central Index Key	0001547576
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000255783
Shareholder Report [Line Items]
Fund Name	KraneShares 2x Long BABA Daily ETF
Class Name	KraneShares 2x Long BABA Daily ETF
Trading Symbol	KBAB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about the KraneShares 2x Long BABA Daily ETF (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://kraneshares.com/kbab/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number	1-855-857-2638
Additional Information Website	https://kraneshares.com/kbab/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares 2x Long BABA Daily ETF	$83	0.99%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

(a) Alibaba Group Holdings Limited (NYSE: BABA)

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily performance of Alibaba Group Holding Limited (NYSE: BABA) (the “Underlying Stock”).

Because of the daily reset, the Fund’s performance for any period longer than a day will not be 200% of the performance of the Underlying Stock, particularly during volatile markets. During the period, market volatility and the performance of the Underlying Stock contributed materially to the performance of the Fund. Alibaba is an online commerce and cloud computing company operating globally. Extreme competition in China’s e-commerce industry, along with concerns about global protectionist policies, led to a decline in Alibaba's share price during the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	KraneShares 2x Long BABA Daily ETF	MSCI China All Shares Index (USD) (NR)Footnote Reference*
Mar/25	$10,000	$10,000
Mar/25	$8,932	$9,765
Jun/25	$6,232	$9,992
Sep/25	$14,208	$12,037
Dec/25	$8,912	$11,527
Mar/26	$6,072	$10,776

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
KraneShares 2x Long BABA Daily ETF	-32.01%	-37.68%
MSCI China All Shares Index (USD) (NR)Footnote Reference*	10.36%	7.34%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 3,396,788
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 37,417
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,396,788	2	$37,417	0%

Holdings [Text Block]

Market ExposureFootnote Reference*

Table Summary
Market Exposure	(%)
Total Return Swaps	199.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets. Investments are presented at the notional amount (net of financing costs).

Largest Holdings [Text Block]

Top Holdings

Table Summary
Cash Equivalent	108.01%
Derivatives	-18.37%
Liabilities in Excess of Other Assets	10.36%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/etf/kbab/ or upon request at 1-855-857-2638.

Krane Funds Advisors, LLC (“Krane” or the “Adviser”), the investment adviser to the Fund, entered into an agreement whereby its officers and employees, among others, through KFA Two Holdings, LLC, will acquire a majority interest in the Adviser from China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited (the “Transaction”). Consummation of the Transaction will, under the Investment Company Act of 1940, result in the automatic termination of the Fund’s existing investment advisory and, if applicable, sub-advisory agreements. In anticipation of the Transaction, the Board approved new advisory and, if applicable, sub-advisory agreements on terms identical to the existing agreements (other than effective and termination dates), subject to shareholder approval of the new advisory agreement. The new sub-advisory agreement will take effect in reliance on a manager-of-managers exemptive order. To ensure continuity of management pending shareholder approval of the new advisory agreement, the Board also approved interim advisory and, if applicable, sub-advisory agreements, effective upon closing of the Transaction, each with terms substantially identical to the current agreements, to remain in effect for up to 150 days while shareholder approval is sought.

Updated Prospectus Web Address	https://kraneshares.com/kbab/
C000255786
Shareholder Report [Line Items]
Fund Name	KraneShares 2x Long PDD Daily ETF
Class Name	KraneShares 2x Long PDD Daily ETF
Trading Symbol	KPDD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about the KraneShares 2x Long PDD Daily ETF (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://kraneshares.com/kpdd/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number	1-855-857-2638
Additional Information Website	https://kraneshares.com/kpdd/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares 2x Long PDD Daily ETF	$99	1.26%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

(a) PDD Holdings (NASDAQ: PDD)

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the ADR of PDD Holdings (NASDAQ: PDD) (the “Underlying Stock”).

Because of the daily reset, the Fund’s performance for any period longer than a day will not be 200% of the performance of the Underlying Stock, particularly during volatile markets. During the period, market volatility and the performance of the Underlying Stock contributed materially to the performance of the Fund. PDD Holdings is an online commerce company operating globally, and concerns about protectionist trade policies led to a decline in PDD Holdings’ share price during the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	KraneShares 2x Long PDD Daily ETF	MSCI China All Shares Index (USD) (NR)Footnote Reference*
Mar/25	$10,000	$10,000
Mar/25	$9,888	$9,765
Jun/25	$6,976	$9,992
Sep/25	$10,612	$12,037
Dec/25	$7,309	$11,527
Mar/26	$5,640	$10,776

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
KraneShares 2x Long PDD Daily ETF	-42.96%	-41.90%
MSCI China All Shares Index (USD) (NR)Footnote Reference*	10.36%	7.34%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 18,135,987
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 130,241
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$18,135,987	2	$130,241	0%

Holdings [Text Block]

Market ExposureFootnote Reference*

Table Summary
Market Exposure	(%)
Total Return Swaps	199.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets. Investments are presented at the notional amount (net of financing costs).

Largest Holdings [Text Block]

Top Holdings

Table Summary
Cash Equivalent	81.83%
Derivatives	8.50%
Liabilities in Excess of Other Assets	9.66%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/etf/kpdd/ or upon request at 1-855-857-2638.

Krane Funds Advisors, LLC (“Krane” or the “Adviser”), the investment adviser to the Fund, entered into an agreement whereby its officers and employees, among others, through KFA Two Holdings, LLC, will acquire a majority interest in the Adviser from China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited (the “Transaction”). Consummation of the Transaction will, under the Investment Company Act of 1940, result in the automatic termination of the Fund’s existing investment advisory and, if applicable, sub-advisory agreements. In anticipation of the Transaction, the Board approved new advisory and, if applicable, sub-advisory agreements on terms identical to the existing agreements (other than effective and termination dates), subject to shareholder approval of the new advisory agreement. The new sub-advisory agreement will take effect in reliance on a manager-of-managers exemptive order. To ensure continuity of management pending shareholder approval of the new advisory agreement, the Board also approved interim advisory and, if applicable, sub-advisory agreements, effective upon closing of the Transaction, each with terms substantially identical to the current agreements, to remain in effect for up to 150 days while shareholder approval is sought.

Updated Prospectus Web Address	https://kraneshares.com/kpdd/
C000258496
Shareholder Report [Line Items]
Fund Name	KraneShares 2x Long MELI Daily ETF
Class Name	KraneShares 2x Long MELI Daily ETF
Trading Symbol	KMLI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about the KraneShares 2x Long MELI Daily ETF (the "Fund") for the period from June 11, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at https://kraneshares.com/kmli/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number	1-855-857-2638
Additional Information Website	https://kraneshares.com/kmli/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
KraneShares 2x Long MELI Daily ETF	$72	1.26%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

The KraneShares 2x Long MELI Daily ETF seeks daily investment results of 2 times (200%) the daily percentage change of the ADR of MercadoLibre, Inc. (NASDAQ: MELI) (the “Underlying Stock”).

Because of the daily reset, the Fund’s performance for any period longer than a day will not be 200% of the performance of the Underlying Stock, particularly during volatile markets. During the period, market volatility and the performance of the Underlying Stock contributed materially to the performance of the Fund. Mercado Libre is a Latin American technology company that operates a regional online marketplace, online payments infrastructure, and other web-based financial services. Investments in shipping, credit, and first-party retail, which compressed margins, led to a decline in Mercado Libre’s share price during the period.

AssetsNet	$ 6,803,175
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 40,794
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$6,803,175	2	$40,794	0%

Holdings [Text Block]

Market ExposureFootnote Reference*

Table Summary
Market Exposure	(%)
Total Return Swaps	199.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets. Investments are presented at the notional amount (net of financing costs).

Largest Holdings [Text Block]

Top Holdings

Table Summary
Cash Equivalent	79.08%
Derivatives	-5.81%
Liabilities in Excess of Other Assets	26.72%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/etf/kmli/ or upon request at 1-855-857-2638.

Krane Funds Advisors, LLC (“Krane” or the “Adviser”), the investment adviser to the Fund, entered into an agreement whereby its officers and employees, among others, through KFA Two Holdings, LLC, will acquire a majority interest in the Adviser from China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited (the “Transaction”). Consummation of the Transaction will, under the Investment Company Act of 1940, result in the automatic termination of the Fund’s existing investment advisory and, if applicable, sub-advisory agreements. In anticipation of the Transaction, the Board approved new advisory and, if applicable, sub-advisory agreements on terms identical to the existing agreements (other than effective and termination dates), subject to shareholder approval of the new advisory agreement. The new sub-advisory agreement will take effect in reliance on a manager-of-managers exemptive order. To ensure continuity of management pending shareholder approval of the new advisory agreement, the Board also approved interim advisory and, if applicable, sub-advisory agreements, effective upon closing of the Transaction, each with terms substantially identical to the current agreements, to remain in effect for up to 150 days while shareholder approval is sought.

Updated Prospectus Web Address	https://kraneshares.com/kmli/
C000255785
Shareholder Report [Line Items]
Fund Name	KraneShares 2x Long JD Daily ETF
Class Name	KraneShares 2x Long JD Daily ETF
Trading Symbol	KJD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about the KraneShares 2x Long JD Daily ETF (the "Fund") for the period from October 14, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at https://kraneshares.com/etf/kjd/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number	1-855-857-2638
Additional Information Website	https://kraneshares.com/etf/kjd/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
KraneShares 2x Long JD Daily ETF	$51	1.25%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

The KraneShares 2x Long JD Daily ETF seeks daily investment results of 2 times (200%) the daily percentage change of the ADR of JD.com, Inc. (NASDAQ: JD) (the “Underlying Stock”).

Because of the daily reset, the Fund’s performance for any period longer than a day will not be 200% of the performance of the Underlying Stock, particularly during volatile markets. During the period, market volatility and the performance of the Underlying Stock contributed materially to the performance of the Fund. JD.com is an online commerce company operating primarily in China. Heavy spending on consumer subsidies to support its new instant commerce business led to a decline in JD.com’s share price during the period.

AssetsNet	$ 1,868,263
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 10,630
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,868,263	2	$10,630	0%

Holdings [Text Block]

Market ExposureFootnote Reference*

Table Summary
Market Exposure	(%)
Total Return Swaps	199.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets. All Investments are presented at market value with the exception of future contracts which are presented at the notional amount.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Cash Equivalent	68.96%
Derivatives	23.36%
Liabilities in Excess of Other Assets	7.69%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/etf/kjd/ or upon request at 1-855-857-2638.

Krane Funds Advisors, LLC (“Krane” or the “Adviser”), the investment adviser to the Fund, entered into an agreement whereby its officers and employees, among others, through KFA Two Holdings, LLC, will acquire a majority interest in the Adviser from China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited (the “Transaction”). Consummation of the Transaction will, under the Investment Company Act of 1940, result in the automatic termination of the Fund’s existing investment advisory and, if applicable, sub-advisory agreements. In anticipation of the Transaction, the Board approved new advisory and, if applicable, sub-advisory agreements on terms identical to the existing agreements (other than effective and termination dates), subject to shareholder approval of the new advisory agreement. The new sub-advisory agreement will take effect in reliance on a manager-of-managers exemptive order. To ensure continuity of management pending shareholder approval of the new advisory agreement, the Board also approved interim advisory and, if applicable, sub-advisory agreements, effective upon closing of the Transaction, each with terms substantially identical to the current agreements, to remain in effect for up to 150 days while shareholder approval is sought.

Updated Prospectus Web Address	https://kraneshares.com/etf/kjd/
C000255784
Shareholder Report [Line Items]
Fund Name	KraneShares 2x Long BIDU Daily ETF
Class Name	KraneShares 2x Long BIDU Daily ETF
Trading Symbol	KBDU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about the KraneShares 2x Long BIDU Daily ETF (the "Fund") for the period from November 19, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at https://kraneshares.com/etf/kbdu/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number	1-855-857-2638
Additional Information Website	https://kraneshares.com/etf/kbdu/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
KraneShares 2x Long BIDU Daily ETF	$41	1.25%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

The KraneShares 2x Long BIDU Daily ETF seeks daily investment results of 2 times (200%) the daily percentage change of the ADR of Baidu Inc. (NASDAQ: BIDU) (the “Underlying Stock”).

Because of the daily reset, the Fund’s performance for any period longer than a day will not be 200% of the performance of the Underlying Stock, particularly during volatile markets. During the period, market volatility and the performance of the Underlying Stock contributed materially to the performance of the Fund. Baidu is an internet services platform that originally offered traditional search services and has since expanded into artificial intelligence, cloud computing, and autonomous driving, operating primarily in China. Concerns over declines in its traditional search business due to competition from AI chatbots led to a decline in Baidu’s share price during the period.

AssetsNet	$ 512,781
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 6,791
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$512,781	2	$6,791	0%

Holdings [Text Block]

Market ExposureFootnote Reference*

Table Summary
Market Exposure	(%)
Total Return Swaps	198.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets. All Investments are presented at market value with the exception of future contracts which are presented at the notional amount.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Cash Equivalent	89.59%
Derivatives	-0.04%
Liabilities in Excess of Other Assets	10.45%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/etf/kbdu/ or upon request at 1-855-857-2638.

Krane Funds Advisors, LLC (“Krane” or the “Adviser”), the investment adviser to the Fund, entered into an agreement whereby its officers and employees, among others, through KFA Two Holdings, LLC, will acquire a majority interest in the Adviser from China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited (the “Transaction”). Consummation of the Transaction will, under the Investment Company Act of 1940, result in the automatic termination of the Fund’s existing investment advisory and, if applicable, sub-advisory agreements. In anticipation of the Transaction, the Board approved new advisory and, if applicable, sub-advisory agreements on terms identical to the existing agreements (other than effective and termination dates), subject to shareholder approval of the new advisory agreement. The new sub-advisory agreement will take effect in reliance on a manager-of-managers exemptive order. To ensure continuity of management pending shareholder approval of the new advisory agreement, the Board also approved interim advisory and, if applicable, sub-advisory agreements, effective upon closing of the Transaction, each with terms substantially identical to the current agreements, to remain in effect for up to 150 days while shareholder approval is sought.

Updated Prospectus Web Address	https://kraneshares.com/etf/kbdu/